Business combinations during the period.	12 Months Ended
Dec. 31, 2023
Business combinations during the period.
Business combinations during the period.

27. Business combinations during the prior period

On June 21, 2022 we acquired, in an all-cash transaction, 100% of the shares and voting interests of CellPoint for a total agreed payment at completion of €125 million, including consideration for other liabilities associated with the transaction amounting to €10.3 million. Additional contingent consideration up to €100.0 million is due when certain milestones would be achieved.

On the same date we acquired all of the outstanding capital of AboundBio, for a total agreed price of $14 million, including consideration for other liabilities associated with the transaction.

The main reason for these acquisitions was to position ourselves in next-generation cancer therapy market and to significantly broaden our portfolio and capabilities. The goal is to expand the current market for CAR-T therapies and have an important impact on patients in need of additional and improved treatment options.

Details of the fair value of identifiable assets and liabilities acquired in both transactions, the purchase consideration, the goodwill at the acquisition date and the net cash outflow arising on acquisition are as follows:

	June 21, 2022

	(Euro, in thousands)
	CellPoint			AboundBio			Total
	Book value	Adjustment	Fair value	Book value	Adjustment	Fair value
Intangible assets other than goodwill		€120,517	€120,517		€4,053	€4,053
Property, plant and equipment	€1,289		1,289	€965		965
Other non-current assets	81		81	4		4
Trade and other receivables	162		162	-		-
Cash and cash equivalents	3,179		3,179	4,279		4,279
Other current assets	1,254		1,254	536		536
Deferred tax liabilities	-	(22,368)	(22,368)	-	(907)	(907)
Trade and other liabilities	(32,789)		(32,789)	(587)		(587)
Current deferred income	-		-	(474)		(474)
Net assets acquired	(26,824)	98,149	71,325	4,723	3,146	7,869

Consideration paid in cash			107,750			14,976
Fair value re-measurement of previously held equity investment			-			342
Deferred consideration			5,808			-
Fair value of contingent consideration			20,211			-
Fair value of total consideration			133,769			15,318

Goodwill			62,444			7,449
Exchange differences on goodwill			-			(80)
Goodwill in the balance sheet at December 31, 2022			€62,444			€7,369	€69,813

Net cash outflow arising on acquisition (2022)

Consideration paid in cash			107,750			14,976
Less: cash and cash equivalents balances acquired			(3,179)			(4,279)
Cash out from acquisition of subsidiaries, net of cash acquired (paid in 2022)			€104,571			10,698	€115,270

Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)			€28,164				€28,164

Cash out from acquisition of subsidiaries (payment of deferred consideration in 2023)			€7,000				€7,000

As part of the acquisitions, we identified the following acquired intangible assets:

●	IPR&D: in-process research and development related to two CD19 CAR-T product candidates in Phase 1/2a clinical studies. The fair value at acquisition date (€28.2 million) was based on the relief from royalty method.
●	Exclusive rights: through the acquisition of Cellpoint we acquired on the one hand a collaboration agreement between Cellpoint and Lonza providing the exclusive right to use the automated Lonza Cocoon® Platform in the development and commercialization of CAR-T cell products, and secondly, a collaboration agreement between Cellpoint and Hypertrust providing exclusivity to use the jointly developed XCellit® software for workflow management and monitoring for the manufacturing of the CAR-T cells using the Lonza Cocoons® Platform. The fair values at acquisition date amounted to €89.7 million and €2.6 million respectively. A with and without method was retained to value the exclusivity with Lonza and the XCellit® software was valued based on the applicable royalty rate in the contract.
●	Technology: through the acquisition of AboundBio, we acquired a fully human antibody-based therapeutics platform which was valued at €4.1 million at the time of acquisition.

We assessed that the carrying value of all other acquired assets and assumed liabilities approximate their fair value at acquisition date.

The goodwill arising from both transactions totaling €69.8 million was attributable to buyer specific synergies, the value of the assembled workforce and the accounting for net deferred tax liabilities for a total amount of €23.3 million, consisting of deferred tax liabilities on the acquired intangible assets of €32.3 million less recognized deferred tax assets of €9.0 million.

The acquisition costs related to both transactions were considered not to be material and were recognized in our consolidated income statement on the line "general & administrative expenses”.